IPS Strategic Capital Absolute Return Fund
	Schedule of Investments
	November 30, 2025 (Unaudited)
Shares/Principal Amount			Fair Value	% of Net Assets

EXCHANGE TRADED FUNDS

Equity Funds
1	SPDR S&P 500 ETF Trust		$ 683

Fixed Income
523,227	Invesco BulletShares 2025 Corporate Bond ETF +		10,822,951

Total for Exchange Traded Funds (Cost $10,820,619)			10,823,634	21.96%

MONEY MARKET FUNDS
1,585,573	Federated Hermes Government Obligations Fund - Institutional
Class 3.84% **			1,585,573
			1,585,573	3.22%
Total for Money Market Funds (Cost $1,585,573)

CALL/PUT OPTIONS PURCHASED		Notional
Expiration Date/Exercise Price	Contracts	Amount	Fair Value	% of Net Assets

Call Options Purchased
CBOE S&P 500 Index *
December 4, 2025 Calls @ $5,200	91	$ 47,320,000	$ 14,966,770
December 5, 2025 Calls @ $6,845	10	6,845,000	43,800
December 19, 2025 Calls @ $5,000	35	17,500,000	6,486,375
January 16, 2026 Calls @ $5,000	30	15,000,000	5,616,750
February 20, 2026 Calls @ $5,000	35	17,500,000	6,621,825
March 20, 2026 Calls @ $5,000	28	14,000,000	5,339,740
April 17, 2026 Calls @ $5,000	25	12,500,000	4,815,625
May 15, 2026 Calls @ $5,000	40	20,000,000	7,776,600
Total for Call Options Purchased (Premiums Paid - $38,417,022)		150,665,000	51,667,485

Put Options Purchased
CBOE S&P 500 Index *
December 19, 2025 Puts @ $6,000	35	$ 21,000,000	$ 15,050
January 16, 2026 Puts @ $6,000	30	18,000,000	48,150
January 16, 2026 Puts @ $6,185	200	123,700,000	465,000
January 16, 2026 Puts @ $6,755	160	108,080,000	1,532,800
February 20, 2026 Puts @ $6,000	35	21,000,000	131,950
March 20, 2026 Puts @ $6,000	28	16,800,000	159,740
April 17, 2026 Puts @ $6,000	25	15,000,000	186,875
May 15, 2026 Puts @ $6,000	40	24,000,000	370,800
Total for Put Options Purchased (Premiums Paid - $8,955,246)		347,580,000	2,910,365

Total Options Purchased (Premiums Paid - $47,372,268)		$ 498,245,000	54,577,850	110.75%

Total Investment Securities (Cost - $59,778,460)			66,987,057	135.93%

	Liabilities in Excess of Other Assets		(17,706,628)	-35.93%

	Net Assets		$ 49,280,429	100.00%

IPS Strategic Capital Absolute Return Fund
	Schedule of Options Written
	November 30, 2025 (Unaudited)
CALL/PUT OPTIONS WRITTEN		Notional
Expiration Date/Exercise Price	Contracts	Amount	Fair Value

Call Options Written
CBOE S&P 500 Index *
December 19, 2025 Calls @ $6,000	35	$ 21,000,000	$ 3,007,900
January 16, 2026 Calls @ $6,000	30	18,000,000	2,672,250
February 20, 2026 Calls @ $6,000	35	21,000,000	3,250,625
March 20, 2026 Calls @ $6,000	28	16,800,000	2,689,260
April 17, 2026 Calls @ $6,000	25	15,000,000	2,481,250
May 15, 2026 Calls @ $6,000	40	24,000,000	4,096,800
Total for Call Options Written (Premiums Received - $9,667,696)		115,800,000	18,198,085

Put Options Written
CBOE S&P 500 Index *
December 19, 2025 Puts @ $5,000	35	17,500,000	3,063
January 16, 2026 Puts @ $5,000	30	15,000,000	13,200
January 16, 2026 Puts @ $5,830	300	174,900,000	361,500
January 16, 2026 Puts @ $6,265	240	150,360,000	664,800
February 20, 2026 Puts @ $5,000	35	17,500,000	39,725
March 20, 2026 Puts @ $5,000	28	14,000,000	50,820
April 17, 2026 Puts @ $5,000	25	12,500,000	63,375
May 15, 2026 Puts @ $5,000	40	20,000,000	131,000
Total for Put Options Written (Premiums Received - $3,725,252)		421,760,000	1,327,483

Total Options Written (Premiums Received - $13,392,948)		$ 537,560,000	$ 19,525,568

* Non-Income Producing Securities.
** The rate shown represents the 7-day yield at November 30, 2025.
+ Portion or all of the security is pledged as collateral for options written.